Investments (Portion of Unrealized Gains and Losses Relates to Equity Securities) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Investment Holdings [Line Items]
Net gains recognized during the period		$ 40	$ 243	$ 610	$ 267
Less: Net gains recognized during the period on securities sold during the period		(17)	(7)	(61)	(42)
Unrealized gains recognized during the period on securities still held at September 30, 2019 and 2018	[1]	23	236	549	225
Virginia Electric and Power Company
Investment Holdings [Line Items]
Net gains recognized during the period		30	106	286	118
Less: Net gains recognized during the period on securities sold during the period		(7)	(3)	(15)	(26)
Unrealized gains recognized during the period on securities still held at September 30, 2019 and 2018	[1]	$ 23	$ 103	$ 271	$ 92

[1]	Included in other income and the nuclear decommissioning trust regulatory liability.